CONVERTIBLE BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

	As of December 31,
	2024	2025
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	44,435,897	45,961,356
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,758,873	21,975,810
2021 Series B Note US$ 90,000,000 1.00% due to 2026	93,310,627	94,240,937
	159,505,397	162,178,103